Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares) | shares	17,250,000
Incurred offering costs	$ 3,916,281
Underwriting discount amount	3,450,000
Other offering costs	466,281
Offering costs	3,672,335
Recorded of offering costs	$ 88,910
Shares of common stock (in Shares) | shares	562,500
Aggregate purchase shares (in Shares) | shares	15,800,000
Federal depository insurance corporation coverage limit	$ 250,000
Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 155,037